Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayment And Other Current Assets [Abstract]
Schedule of prepayment and other current assets
	December 31,	December 31,
	2021	2020
Prepaid expenses	$51,301	$54,466
Note receivable (1)	-	400,000
Advance deposit for intent acquisition (2)	-	4,937,664
Loan receivable (3)	400,000	-
Prepaid input VAT	2,848,547	-
Deposits and others	26,577	28,786
Total prepayment and other current assets	$3,326,425	$5,420,916